Earnings Per Share - Additional Information (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	6,000	15,000	4,500	15,000
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		5,125